Other Assets - Schedule of Other Assets — Current (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Other Assets — Current [Abstract]
Prepayments	$ 5,731	$ 4,506	$ 6,234
Short-term deposits	54,263	42,663	17,795
Interest receivable from a third party	84,761	66,641	28,462
Other assets – current	$ 144,755	$ 113,810	$ 52,491